Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Pension plans
Employer contributions
2025 (estimated)	$ 10
Pension plans | 2025
Expected future benefit payments
Settlements	38
Pension plans | 2026
Expected future benefit payments
Settlements	34
Pension plans | 2027
Expected future benefit payments
Settlements	35
Pension plans | 2028
Expected future benefit payments
Settlements	35
Pension plans | 2029
Expected future benefit payments
Settlements	38
Pension plans | 2030-2034
Expected future benefit payments
Settlements	200
Other post-employment benefit plans
Employer contributions
2025 (estimated)	0
Other post-employment benefit plans | 2025
Expected future benefit payments
Settlements	16
Other post-employment benefit plans | 2026
Expected future benefit payments
Settlements	18
Other post-employment benefit plans | 2027
Expected future benefit payments
Settlements	19
Other post-employment benefit plans | 2028
Expected future benefit payments
Settlements	20
Other post-employment benefit plans | 2029
Expected future benefit payments
Settlements	20
Other post-employment benefit plans | 2030-2034
Expected future benefit payments
Settlements	$ 93